Write-down and Sale of Vessels (Details) $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 06, 2018 USD ($)	Oct. 09, 2018 USD ($)	Jun. 30, 2018 vessel	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Write-down of vessels				$ 0	$ 33,000	$ 0	$ 51,662
Restructuring charges				$ 818	0	$ 2,976	1,396
European Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels							(3,000)
Proceeds from Sale of Property, Plant, and Equipment	$ 15,700
African Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels							(2,700)
Proceeds from Sale of Property, Plant, and Equipment		$ 12,800
Alexander Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels							(13,000)
Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels					$ (33,000)		$ (33,000)
Number Of Vessels Impaired | vessel			4
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel			7